                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 7, 2008

FUND                                                             PROSPECTUS DATE        FORM #
RiverSource U.S. Government Mortgage Fund                         July 30, 2008         S-6245-99 K


The information following the second paragraph in the Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:
Jason Callan, Portfolio Manager

     - Managed the Fund since November 2008.

     - Interim leader of the structured assets sector team.

     - Joined RiverSource Investments in 2007 as a Structured Assets Analyst.

     - Senior Trading Analyst and Trader, GMAC-ResCap, LLC, 2003 to 2007.

     - Began investment career in 2003.

     - MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager is the interim leader of the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

S-6245-1 A (11/08)

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 7, 2008


FUND                                                                 SAI DATE        FORM #
----------------------------------------------------------------------------------------------
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND                            OCT. 30, 2008   S-6500 AP


Table 19. Portfolio Managers, of the SAI is revised as follows:


-----------------------------------------------------------------------------------------------------------------------------------
                                                OTHER ACCOUNTS MANAGED (excluding the fund)
                                          -------------------------------------------------------            POTENTIAL
                                                                  APPROXIMATE      PERFORMANCE     OWNERSHIP CONFLICTS STRUCTURE OF
                                             NUMBER AND TYPE        TOTAL            BASED          OF FUND      OF      COMPENSA-
 FUND                  PORTFOLIO MANAGER       OF ACCOUNT         NET ASSETS        ACCOUNTS        SHARES    INTEREST     TION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government      Jason Callan(a)       None                None            None               None         (2)(3)      (28)
Mortgage
-----------------------------------------------------------------------------------------------------------------------------------




(a) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.

The rest of this section remains the same.

S-6500-31 A (11/08)